Trading Account Profits and Losses (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Trading Account Profits and Losses
Interest rate and other derivative contracts	¥ (3,095)		¥ (88,486)		¥ 555,505
Trading account securities, excluding derivatives	137,000		849,958		(813,312)
Trading account profits (losses) - net	133,905		761,472		(257,807)
Foreign exchange derivative contracts	79,840	[1]	31,154	[1]	(829,605)	[1]
Net trading gains (losses)	¥ 213,745		¥ 792,626		¥ (1,087,412)

[1]	Gains (losses) on foreign exchange derivative contracts are included in Foreign exchange gains (losses)—net in the accompanying consolidated statements of operations. Foreign exchange gains (losses)—net in the accompanying consolidated statements of operations are also comprised of foreign exchange gains (losses) other than derivative contracts and foreign exchange gains (losses) related to the fair value option.